As filed with the Securities and Exchange Commission on February 16, 2006
                                           Registration No. 333-131103/811-03575

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No. 1 Post-Effective Amendment No. ___
                        (Check appropriate box or boxes)

               Exact Names of Registrants as Specified in Charter:

-------------------------------------------------- ------------------------------------------------------------
   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES                   METROPOLITAN SERIES FUND, INC.

-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------
            Exact Name of Depositor:                             Area Code and Telephone Number:
         THE TRAVELERS INSURANCE COMPANY                                 (617) 578-3104

-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------
   Address of Depositor's Principal Executive                Address of Principal Executive Offices:
                    Offices:                            501 Boylston Street, Boston, Massachusetts 02116
 One Cityplace, Hartford, Connecticut 06103-3415
-------------------------------------------------- ------------------------------------------------------------
-------------------------------------------------- ------------------------------------------------------------

  Depositor's Telephone Number, including area
                      code:
                 (860) 308-1000

-------------------------------------------------- ------------------------------------------------------------

                     Name and Address of Agent for Service:
                             James L. Lipscomb, Esq.
                  Executive Vice President and General Counsel
                               MetLife Group, Inc.
                                  MetLife Plaza
                            27-01 Queens Plaza North
                           Long Island City, NY 11101

                                   Copies to:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                                Boston, MA 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

Title of securities being registered: Units of interest in a sub-account of The Travelers Fund U for Variable Annuities; shares of beneficial interest in the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: NO FILING FEE IS REQUIRED IN RELIANCE ON SECTION 24(F) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

This amendment incorporates by reference the Form of Supplemental Solicitation Letter, Notice of Special Meetings of Contract Owners, Combined Prospectus/Proxy Statement, and Statement of Additional Information included in the Registration Statement filed on Form N-14 on January 18, 2005, File Nos. 333-131102 and 333-131103.

.. FORM N-14


PART C - OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

     Section 2-418 of the Maryland General Corporation Law ("MGCL") permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred by the director in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the director's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any proceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. In addition, a director may not be indemnified in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. Reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance of the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. Unless limited by its Charter, a Maryland corporation
(i) may indemnify and advance expenses to an officer to the same extent it may indemnify a director, (ii) is required to indemnify an officer to the extent required for a director, and (iii) may indemnify and advance expenses to an officer who is not a director to such further extent, consistent with law, as provided by the charter, bylaws, action of its board of directors or contract.

     See Article V of the Registrant's Amended and Restated Bylaws dated May 8, 2003, which Bylaws are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on February 4, 2004 (File No. 2-80751).

     See Section 7 of the Registrant's Amended and Restated Distribution Agreement dated November 3, 2004, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on April 29, 2005 (File No. 2-80751).

     See Section 14 of the Registrant's Transfer Agency Agreement dated April 28, 2003, which Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, filed on April 29, 2004 (File No. 2-80751).

     The Registrant, at its expense, provides liability insurance for the benefit of its directors and officers.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.  Exhibits.

     (1)(a) Articles of Incorporation of Registrant, as amended May 23, 1983, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(b) Articles Supplementary of Registrant, dated October 22, 1984, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(c) Articles Supplementary of Registrant, dated May 16, 1986, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(d) Articles Supplementary of Registrant, dated October 6, 1987, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(e) Articles Supplementary of Registrant, dated January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(f) Articles Supplementary of Registrant, dated January 25, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(g) Articles Supplementary of Registrant, dated August 3, 1990, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (1)(h) Articles Supplementary of Registrant, dated December 17, 1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on December 18, 1996.

     (1)(i) Articles Supplementary of Registrant, dated September 9, 1998, are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on January 11, 1999.

     (1)(j) Articles Supplementary of Registrant, dated February 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 6, 2000.

     (1)(k) Articles Supplementary of Registrant, dated November 2, 2000, are incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on November 30, 2000.

     (1)(l) Articles Supplementary of Registrant, dated February 26, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001.

     (1)(m) Articles Supplementary of Registrant, dated April 26, 2002, is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

     (1)(n) Articles Supplementary of Registrant, dated April 18, 2003, is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

     (1)(o) Articles Supplementary of Registrant, dated January 30, 2004, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(p) Articles Supplementary of Registrant, dated April 22, 2004 is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

     (1)(q) Articles Supplementary of Registrant, dated June 16, 2004, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(r) Articles Supplementary of Registrant, dated March 3, 2005, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(s) Certificate of Correction of Articles of Amendment, dated December 1, 1983, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(t) Articles of Amendment, dated July 30, 1997, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(u) Articles of Amendment, dated October 6, 1998, are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on October 6, 1998.

     (1)(v) Articles of Amendment, dated February 2, 1999, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (1)(w) Articles of Amendment, dated January 11, 2000, are incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on January 19, 2000.

     (1)(x) Articles of Amendment, dated March 5, 2001, are incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001.

     (1)(y) Articles of Amendment, dated April 26, 2002, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

     (1)(z) Articles of Amendment, dated April 18, 2003, are incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

     (1)(aa) Articles of Amendment dated December 11, 2003, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

     (1)(bb) Articles of Amendment dated April 22, 2004, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

     (1)(cc) Articles of Amendment dated January 28, 2005, are incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (2)(a) Bylaws of Registrant, as amended January 27, 1988, are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (2)(b) Amendment to Bylaws, dated April 24, 1997, is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on April 2, 1998.

     (2)(c) Amended and Restated Bylaws dated May 8, 2003 are incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on February 4, 2004.

     (3) None.

     (4) Agreement and Plan of Reorganization (Filed as Appendix A to the Combined Prospectus/Proxy Statement included in Part A to the Form N-14 Registration Statement).

     (5) None.

     (6)(a) Advisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on January 17, 2003.

     (6)(b) Subadvisory Agreement relating to BlackRock Money Market Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (7)(a) Distribution Agreement as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (7)(b) Amended and Restated Distribution Agreement as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005.

     (8) None.

     (9)(a) Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (9)(b) Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (9)(c) Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (9)(d) Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on January 29, 2002.

     (9)(e) Agreement dated October 23, 2002 revising list of portfolios subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on April 30, 2003.

     (9)(f) Agreement dated May 30, 2003 revising list of portfolios subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

     (10)(a) Class B and Class E Distribution Plan as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005 (File No. 2-80751).

     (10)(b) Class B and Class E Distribution and Services Plan as revised May 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on April 29, 2005 (File No. 2-80751).

     (10)(c) Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on April 4, 2001 (File No. 2-80751).

     (11) Opinion and Consent of Ropes & Gray LLP is incorporated herein by reference to the Registration Statement on Form N-14 filed on January 18, 2006, File Nos. 333-131102 and 333-131103.

     (12) Form of Tax Opinion of Sutherland Asbill & Brennan is incorporated herein by reference to the Registration Statement on Form N-14 filed on January 18, 2006, File Nos. 333-131102 and 333-131103.

     (13)(a) Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 29, 2004.

     (13)(b) Agreement relating to the use of the "Metropolitan" name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed on April 30, 1996.

     (13)(c) Form of Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 6, 2000.

     (13)(d) Expense Agreement is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on February 7, 2005.

     (14)(a) Consent of KPMG LLP with respect to The Travelers Money Market Account for Variable Annuities. (To be filed by amendment.)

     (14)(b) Consent of Deloitte & Touche LLP with respect to the BlackRock Money Market Portfolio of the Registrant. (To be filed by amendment.)

     (15) Not applicable.

     (16) Powers of Attorney are included herein as Exhbibit 16.

     (17) Form of Proxy is incorporated herein by reference to the Registration Statement on Form N-14 filed on January 18, 2006, File Nos. 333-131102 and 333-131103.

Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Hartford and the State of Connecticut, on the 16th day of February, 2006.

                                    THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                                    (Registrant)

                                    By:  THE TRAVELERS INSURANCE COMPANY
                                    (Depositor)

                                    By:              /s/ Bennett D. Kleinberg
                                    Name:                Bennett D. Kleinberg
                                    Title:            Vice President and Actuary



                                    THE TRAVELERS INSURANCE COMPANY
                                    (Depositor)

                                    By:              /s/ Bennett D. Kleinberg
                                    Name:                Bennett D. Kleinberg
                                    Title:            Vice President and Actuary


     As required by the Securities Act of 1933, the registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Signature                                          Title                                    Date

                                                   C. Robert Henrikson
                                                   Director, Chairman, President, and
/s/ C. Robert Henrikson                            Chief Executive Officer                  February 16, 2006

                                                   Stanley J. Talbi
                                                   Senior Vice President and Chief
/s/ Stanley J. Talbi                               Financial Officer                        February 16, 2006

                                                   Joseph J. Prochaska, Jr.
                                                   Senior Vice President and Chief
/s/ Joseph J. Prochaska, Jr.                       Accounting Officer                       February 16, 2006

                                                   Leland C. Launer, Jr.
/s/ Leland C. Launer, Jr.                          Director                                 February 16, 2006


                                                   Lisa M. Weber
/s/ Lisa M. Weber                                  Director                                 February 16, 2006


     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Long Island City and the State of New York, on the 16th day of February, 2006.



                                    METROPOLITAN SERIES FUND, INC.
                                    (Registrant)

                                    By:            /s/ Hugh C. McHaffie
                                    Name:                Hugh C. McHaffie
                                    Title:                    President

     As required by the Securities Act of 1933, the registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

Signature                                          Name and Title                           Date

                                                   Hugh C. McHaffie
                                                   President and Chief Executive Officer
/s/ Hugh C. McHaffie                               (Principal Executive Officer)            February 16, 2006

                                                   Steve A. Garban
/s/ Steve A. Garban*                               Director                                 February 16, 2006

                                                   Linda B. Strumpf
/s/ Linda Strumpf*                                 Director                                 February 16, 2006

                                                   Michael S. Scott Morton
/s/ Michael S. Scott Morton*                       Director                                 February 16, 2006

                                                   Arthur G. Typermass
/s/ Arthur G. Typermass*                           Director                                 February 16, 2006

                                                   H. Jesse Arnelle
/s/ H. Jesse Arnelle*                              Director                                 February 16, 2006

                                                   Nancy Hawthorne
/s/ Nancy Hawthorne*                               Director                                 February 16, 2006

                                                   John T. Ludes
/s/ John T. Ludes*                                 Director                                 February 16, 2006

                                                   Peter H. Duffy
                                                   Treasurer (Principal Financial and
/s/ Peter H. Duffy                                 Accounting Officer)                      February 16, 2006


*By:  /s/ Jack P. Huntington
      -------------------------
        Jack P. Huntington
        Attorney-in-Fact